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                         CLASS A AND CLASS B SHARES OF

                       AIM GLOBAL FINANCIAL SERVICES FUND
                  (A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998



Effective October 19, 1998, INVESCO (NY), Inc. will resign as (i) sub-advisor and sub-administrator to the Global Financial Services Portfolio (the "Portfolio") and (ii) sub-administrator to AIM Global Financial Services Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund and Portfolio.


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                                ADVISOR CLASS OF

                       AIM GLOBAL FINANCIAL SERVICES FUND
                  (A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998



Effective October 19, 1998, INVESCO (NY), Inc. will resign as (i) sub-advisor and sub-administrator to the Global Financial Services Portfolio (the "Portfolio") and (ii) sub-administrator to AIM Global Financial Services Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund and Portfolio.